Distribution Date:	02/18/25	BANK 2017-BNK8
Determination Date:	02/11/25
Next Distribution Date:	03/17/25
Record Date:	01/31/25	Commercial Mortgage Pass-Through Certificates
Series 2017-BNK8

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		General Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Tom Klump	(703) 302-8080	tklump@ncb.coop
Mortgage Loan Detail (Part 1)	13-14		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	15-16	General Special Servicer	LNR Partners,LLC
Principal Prepayment Detail	17		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
					lnr.cmbs.notices@lnrproperty.com
Historical Detail	18		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Delinquency Loan Detail	19	Operating Advisor & Asset	Park Bridge Lender Services LLC
Collateral Stratification and Historical Detail	20	Representations Reviewer
			David Rodgers	(212) 310-9821
Specially Serviced Loan Detail - Part 1	21
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Specially Serviced Loan Detail - Part 2	22
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Modified Loan Detail	23		Bank, N.A.
Historical Liquidated Loan Detail	24		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Historical Bond / Collateral Loss Reconciliation Detail	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	26	Trustee	Wilmington Trust, National Association
Supplemental Notes	27		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06650AAA5	2.122000%	17,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	06650AAB3	2.583000%	11,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	06650AAC1	3.314000%	37,700,000.00	22,133,911.38	591,330.63	61,126.49	0.00	0.00	652,457.12	21,542,580.75	34.84%	30.00%
A-3	06650AAD9	3.229000%	330,000,000.00	225,469,032.95	0.00	606,699.59	0.00	0.00	606,699.59	225,469,032.95	34.84%	30.00%
A-4	06650AAE7	3.488000%	355,686,000.00	355,686,000.00	0.00	1,033,860.64	0.00	0.00	1,033,860.64	355,686,000.00	34.84%	30.00%
A-S	06650AAH0	3.731000%	65,799,000.00	65,799,000.00	0.00	204,580.06	0.00	0.00	204,580.06	65,799,000.00	27.73%	23.88%
B	06650AAJ6	3.947601%	77,884,000.00	77,884,000.00	0.00	256,212.48	0.00	0.00	256,212.48	77,884,000.00	19.31%	16.63%
C	06650AAK3	4.091601%	48,342,000.00	48,342,000.00	0.00	164,830.15	0.00	0.00	164,830.15	48,342,000.00	14.08%	12.13%
D	06650AAU1	2.600000%	56,399,000.00	56,399,000.00	0.00	122,197.83	0.00	0.00	122,197.83	56,399,000.00	7.98%	6.88%
E	06650AAW7	2.800000%	28,200,000.00	28,200,000.00	0.00	65,800.00	0.00	0.00	65,800.00	28,200,000.00	4.94%	4.25%
F	06650AAY3	4.091601%	10,743,000.00	10,743,000.00	0.00	36,630.06	0.00	0.00	36,630.06	10,743,000.00	3.77%	3.25%
G	06650ABA4	4.091601%	34,913,677.00	34,913,677.00	0.00	97,783.37	0.00	0.00	97,783.37	34,913,677.00	0.00%	0.00%
RR Interest	BCC2ES2T4	4.091601%	56,540,351.46	48,714,190.63	31,122.66	164,980.22	0.00	0.00	196,102.88	48,683,067.97	0.00%	0.00%
V	06650ABD8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06650ABE6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,130,807,028.46	974,283,811.96	622,453.29	2,814,700.89	0.00	0.00	3,437,154.18	973,661,358.67

X-A	06650AAF4	0.706782%	751,986,000.00	603,288,944.33	0.00	355,328.08	0.00	0.00	355,328.08	602,697,613.70
X-B	06650AAG2	0.181968%	192,025,000.00	192,025,000.00	0.00	29,118.74	0.00	0.00	29,118.74	192,025,000.00
X-D	06650AAL1	1.491601%	56,399,000.00	56,399,000.00	0.00	70,104.01	0.00	0.00	70,104.01	56,399,000.00
X-E	06650AAN7	1.291601%	28,200,000.00	28,200,000.00	0.00	30,352.63	0.00	0.00	30,352.63	28,200,000.00
Notional SubTotal			1,028,610,000.00	879,912,944.33	0.00	484,903.46	0.00	0.00	484,903.46	879,321,613.70

Deal Distribution Total					622,453.29	3,299,604.35	0.00	0.00	3,922,057.64

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06650AAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	06650AAB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	06650AAC1	587.10640265	15.68516260	1.62139231	0.00000000	0.00000000	0.00000000	0.00000000	17.30655491	571.42124005
A-3	06650AAD9	683.23949379	0.00000000	1.83848361	0.00000000	0.00000000	0.00000000	0.00000000	1.83848361	683.23949379
A-4	06650AAE7	1,000.00000000	0.00000000	2.90666667	0.00000000	0.00000000	0.00000000	0.00000000	2.90666667	1,000.00000000
A-S	06650AAH0	1,000.00000000	0.00000000	3.10916670	0.00000000	0.00000000	0.00000000	0.00000000	3.10916670	1,000.00000000
B	06650AAJ6	1,000.00000000	0.00000000	3.28966771	0.00000000	0.00000000	0.00000000	0.00000000	3.28966771	1,000.00000000
C	06650AAK3	1,000.00000000	0.00000000	3.40966758	0.00000000	0.00000000	0.00000000	0.00000000	3.40966758	1,000.00000000
D	06650AAU1	1,000.00000000	0.00000000	2.16666661	0.00000000	0.00000000	0.00000000	0.00000000	2.16666661	1,000.00000000
E	06650AAW7	1,000.00000000	0.00000000	2.33333333	0.00000000	0.00000000	0.00000000	0.00000000	2.33333333	1,000.00000000
F	06650AAY3	1,000.00000000	0.00000000	3.40966769	0.00000000	0.00000000	0.00000000	0.00000000	3.40966769	1,000.00000000
G	06650ABA4	1,000.00000000	0.00000000	2.80071818	0.60894932	5.59022385	0.00000000	0.00000000	2.80071818	1,000.00000000
RR Interest	BCC2ES2T4	861.58273467	0.55045042	2.91791996	0.01979082	0.18168263	0.00000000	0.00000000	3.46837038	861.03228425
V	06650ABD8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06650ABE6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	06650AAF4	802.26087232	0.00000000	0.47251954	0.00000000	0.00000000	0.00000000	0.00000000	0.47251954	801.47451375
X-B	06650AAG2	1,000.00000000	0.00000000	0.15164036	0.00000000	0.00000000	0.00000000	0.00000000	0.15164036	1,000.00000000
X-D	06650AAL1	1,000.00000000	0.00000000	1.24300094	0.00000000	0.00000000	0.00000000	0.00000000	1.24300094	1,000.00000000
X-E	06650AAN7	1,000.00000000	0.00000000	1.07633440	0.00000000	0.00000000	0.00000000	0.00000000	1.07633440	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	01/01/25 - 01/30/25	30	0.00	61,126.49	0.00	61,126.49	0.00	0.00	0.00	61,126.49	0.00
A-3	01/01/25 - 01/30/25	30	0.00	606,699.59	0.00	606,699.59	0.00	0.00	0.00	606,699.59	0.00
A-4	01/01/25 - 01/30/25	30	0.00	1,033,860.64	0.00	1,033,860.64	0.00	0.00	0.00	1,033,860.64	0.00
X-A	01/01/25 - 01/30/25	30	0.00	355,328.08	0.00	355,328.08	0.00	0.00	0.00	355,328.08	0.00
X-B	01/01/25 - 01/30/25	30	0.00	29,118.74	0.00	29,118.74	0.00	0.00	0.00	29,118.74	0.00
X-D	01/01/25 - 01/30/25	30	0.00	70,104.01	0.00	70,104.01	0.00	0.00	0.00	70,104.01	0.00
X-E	01/01/25 - 01/30/25	30	0.00	30,352.63	0.00	30,352.63	0.00	0.00	0.00	30,352.63	0.00
A-S	01/01/25 - 01/30/25	30	0.00	204,580.06	0.00	204,580.06	0.00	0.00	0.00	204,580.06	0.00
B	01/01/25 - 01/30/25	30	0.00	256,212.48	0.00	256,212.48	0.00	0.00	0.00	256,212.48	0.00
C	01/01/25 - 01/30/25	30	0.00	164,830.15	0.00	164,830.15	0.00	0.00	0.00	164,830.15	0.00
D	01/01/25 - 01/30/25	30	0.00	122,197.83	0.00	122,197.83	0.00	0.00	0.00	122,197.83	0.00
E	01/01/25 - 01/30/25	30	0.00	65,800.00	0.00	65,800.00	0.00	0.00	0.00	65,800.00	0.00
F	01/01/25 - 01/30/25	30	0.00	36,630.06	0.00	36,630.06	0.00	0.00	0.00	36,630.06	0.00
G	01/01/25 - 01/30/25	30	173,323.63	119,044.03	0.00	119,044.03	21,260.66	0.00	0.00	97,783.37	195,175.27
RR Interest	01/01/25 - 01/30/25	30	9,122.31	166,099.20	0.00	166,099.20	1,118.98	0.00	0.00	164,980.22	10,272.40
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			182,445.94	3,321,983.99	0.00	3,321,983.99	22,379.64	0.00	0.00	3,299,604.35	205,447.67

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,922,057.64
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,446,938.72	Master Servicing Fee	7,141.78
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,903.20
Interest Adjustments	135.68	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	419.48
ARD Interest	0.00	Operating Advisor Fee	1,240.92
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	226.52
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,447,074.40	Total Fees	14,221.91

Principal		Expenses/Reimbursements
Scheduled Principal	622,588.97	Reimbursement for Interest on Advances	102.78
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	21,527.78
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	884.77
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	(135.68)	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	622,453.29	Total Expenses/Reimbursements	22,515.33

		Interest Reserve Deposit	110,732.80

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,299,604.35
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	622,453.29
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,922,057.64
Total Funds Collected	4,069,527.69	Total Funds Distributed	4,069,527.68

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	974,283,812.70	974,283,812.70	Beginning Certificate Balance	974,283,811.96
(-) Scheduled Principal Collections	622,588.97	622,588.97	(-) Principal Distributions	622,453.29
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	(135.68)	(135.68)	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	973,661,359.41	973,661,359.41	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	974,320,519.69	974,320,519.69	Ending Certificate Balance	973,661,358.67
Ending Actual Collateral Balance	973,690,504.50	973,690,504.50

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.74)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.74)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.09%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	151,426,330.08	15.55%	32	4.0303	NAP	Defeased	4	151,426,330.08	15.55%	32	4.0303	NAP
5,000,000 or less	19	62,232,381.77	6.39%	31	4.3677	1.770497	1.40 or less	14	240,844,246.15	24.74%	33	4.4580	0.720031
5,000,001 to 10,000,000	8	57,027,882.70	5.86%	32	4.2167	1.830627	1.41 to 1.50	2	5,583,556.25	0.57%	32	4.3175	1.431440
10,000,001 to 20,000,000	5	59,603,126.51	6.12%	32	4.3981	2.374657	1.51 to 1.60	4	22,276,120.16	2.29%	33	4.4677	1.555531
20,000,001 to 30,000,000	4	86,118,029.96	8.84%	32	4.2757	2.517411	1.61 to 1.80	5	70,101,492.87	7.20%	32	4.2431	1.761855
30,000,001 to 45,000,000	3	125,000,000.00	12.84%	30	3.7182	3.394496	1.81 to 2.00	2	81,852,755.31	8.41%	33	3.9730	1.966315
45,000,001 to 55,000,000	1	51,380,000.00	5.28%	32	4.1920	1.779500	2.01 to 2.25	5	125,300,537.30	12.87%	31	4.0416	2.089495
55,000,001 or greater	5	380,873,608.39	39.12%	32	4.1144	1.707808	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
Totals	49	973,661,359.41	100.00%	32	4.1084	2.093250	2.51 or greater	13	276,276,321.29	28.37%	31	3.8493	3.535522
							Totals	49	973,661,359.41	100.00%	32	4.1084	2.093250
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	24	151,426,330.08	15.55%	32	4.0303	NAP
							Defeased	24	151,426,330.08	15.55%	32	4.0303	NAP
Alabama	1	4,589,345.87	0.47%	32	4.5200	2.141800
							Industrial	3	21,300,000.00	2.19%	32	4.3590	3.601700
Arizona	5	40,800,053.44	4.19%	32	4.4705	1.693245
							Lodging	4	76,470,660.41	7.85%	33	4.8907	1.048778
California	4	181,658,636.08	18.66%	31	3.8294	2.264990
							Multi-Family	14	88,275,815.43	9.07%	32	4.0667	2.478720
Colorado	1	3,083,556.25	0.32%	32	4.8100	1.424500
							Office	12	499,299,254.25	51.28%	32	3.9703	1.994772
Florida	2	11,342,511.57	1.16%	33	4.6802	1.664259
							Other	1	3,020,161.42	0.31%	20	4.1700	1.102000
Georgia	1	3,210,000.00	0.33%	33	4.4200	2.711200
							Retail	13	133,869,137.82	13.75%	32	4.2510	2.084126
Kansas	2	6,453,171.14	0.66%	31	4.3917	1.282491
							Totals	71	973,661,359.41	100.00%	32	4.1084	2.093250
Massachusetts	4	164,052,004.92	16.85%	33	4.4216	0.550889

Michigan	1	1,957,194.46	0.20%	31	4.6500	1.307700

New Jersey	1	51,380,000.00	5.28%	32	4.1920	1.779500

New York	12	159,374,843.09	16.37%	31	3.8779	3.241373

Ohio	1	3,020,161.42	0.31%	20	4.1700	1.102000

Pennsylvania	1	5,237,256.39	0.54%	30	4.8700	1.346900

Texas	5	32,447,159.51	3.33%	32	4.4293	1.538643

Utah	1	5,910,000.00	0.61%	32	4.3590	3.601700

Virginia	1	74,910,479.70	7.69%	33	3.9390	1.970700

Washington	1	12,418,655.49	1.28%	32	5.0900	1.259100

West Virginia	1	7,470,000.00	0.77%	32	4.3590	3.601700

Wisconsin	2	52,920,000.00	5.44%	31	4.0495	2.847873

Totals	71	973,661,359.41	100.00%	32	4.1084	2.093250

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	151,426,330.08	15.55%	32	4.0303	NAP	Defeased	4	151,426,330.08	15.55%	32	4.0303	NAP
	4.4999% or less	33	679,790,099.52	69.82%	32	3.9832	2.286327	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	9	123,541,090.85	12.69%	33	4.7446	1.301993	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	3	18,903,838.96	1.94%	32	5.0757	1.271690	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	973,661,359.41	100.00%	32	4.1084	2.093250	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	45	822,235,029.33	84.45%	32	4.1227	2.115103
								Totals	49	973,661,359.41	100.00%	32	4.1084	2.093250
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	151,426,330.08	15.55%	32	4.0303	NAP	Defeased	4	151,426,330.08	15.55%	32	4.0303	NAP
	59 months or less	45	822,235,029.33	84.45%	32	4.1227	2.115103	Interest Only	18	536,495,000.00	55.10%	31	3.9581	2.447322
60 months to 115 months		0	0.00	0.00%	0	0.0000	0.000000	238 months or less	5	25,067,589.52	2.57%	32	4.6841	1.415700
	116 months or greater	0	0.00	0.00%	0	0.0000	0.000000	239 months to 299 months	22	260,672,439.81	26.77%	33	4.4076	1.498616
	Totals	49	973,661,359.41	100.00%	32	4.1084	2.093250	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	49	973,661,359.41	100.00%	32	4.1084	2.093250
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	151,426,330.08	15.55%	32	4.0303	NAP			No outstanding loans in this group
Underwriter's Information		2	49,593,876.23	5.09%	30	3.5991	4.688782
	1 year or less	35	748,918,138.87	76.92%	32	4.1657	1.967865
	1 year to 2 years	5	17,935,191.13	1.84%	32	3.8208	1.257229
	2 years or greater	3	5,787,823.10	0.59%	32	3.9923	1.772421
	Totals	49	973,661,359.41	100.00%	32	4.1084	2.093250
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	300801700	OF	Boston	MA	Actual/360	4.146%	357,016.67	0.00	0.00	N/A	11/01/27	--	100,000,000.00	100,000,000.00	11/01/24
3	310941011	MF	New York	NY	Actual/360	3.937%	311,897.89	0.00	0.00	N/A	10/11/27	--	92,000,000.00	92,000,000.00	02/11/25
4	300801673	OF	San Francisco	CA	Actual/360	3.926%	275,528.86	0.00	0.00	09/10/27	09/10/29	--	81,500,000.00	81,500,000.00	02/10/25
5	453011612	OF	Santa Monica	CA	Actual/360	3.563%	122,708.33	0.00	0.00	N/A	08/09/27	--	40,000,000.00	40,000,000.00	02/09/25
6	300801697	OF	Arlington	VA	Actual/360	3.939%	254,480.74	115,165.37	0.00	N/A	11/01/27	--	75,025,645.07	74,910,479.70	02/01/25
7	300801694	LO	Various	MA	Actual/360	4.852%	268,106.06	117,197.48	0.00	N/A	11/01/27	--	64,169,202.40	64,052,004.92	02/01/25
8	453011578	OF	New York	NY	Actual/360	3.752%	195,157.89	0.00	0.00	N/A	08/09/27	--	60,411,123.77	60,411,123.77	02/09/25
9	310941875	OF	Pennington	NJ	Actual/360	4.192%	185,470.38	0.00	0.00	N/A	10/11/27	--	51,380,000.00	51,380,000.00	02/11/25
10	1749205	Various Various		Various	Actual/360	4.180%	173,406.87	70,518.42	0.00	N/A	11/05/27	--	48,176,010.36	48,105,491.94	02/05/25
11	310942451	RT	Pleasant Prairie	WI	Actual/360	3.995%	154,806.25	0.00	0.00	N/A	09/01/27	--	45,000,000.00	45,000,000.00	02/01/25
12	310941493	RT	Tucson	AZ	Actual/360	4.580%	89,571.38	43,405.57	0.00	N/A	11/11/27	--	22,711,435.53	22,668,029.96	02/11/25
13	1749773	RT	Staten Island	NY	Actual/360	4.110%	78,215.58	0.00	0.00	N/A	10/01/27	--	22,100,000.00	22,100,000.00	02/01/25
14	310942919	IN	Various	Various	Actual/360	4.359%	79,951.32	0.00	0.00	N/A	10/06/27	--	21,300,000.00	21,300,000.00	02/06/25
15	300801689	MF	Poughkeepsie	NY	Actual/360	4.026%	69,506.56	0.00	0.00	N/A	10/01/27	--	20,050,000.00	20,050,000.00	02/01/25
16	1750550	LO	Silverdale	WA	Actual/360	5.090%	54,715.32	33,761.53	(135.68)	N/A	10/01/27	--	12,452,417.02	12,418,655.49	02/01/25
17	300801687	MF	Middletown	NY	Actual/360	4.026%	47,146.59	0.00	0.00	N/A	10/01/27	--	13,600,000.00	13,600,000.00	02/01/25
18	300801688	MF	Middletown	NY	Actual/360	4.026%	43,159.93	0.00	0.00	N/A	10/01/27	--	12,450,000.00	12,450,000.00	02/01/25
19	1750301	MF	Corpus Christi	TX	Actual/360	4.350%	39,486.62	18,197.32	0.00	N/A	11/01/27	--	10,541,476.91	10,523,279.59	02/01/25
20	610942002	OF	Ontario	CA	Actual/360	4.550%	41,631.78	14,430.88	0.00	N/A	11/11/27	--	10,625,622.31	10,611,191.43	02/11/25
21	410941985	OF	Pleasanton	CA	Actual/360	4.440%	36,561.41	15,260.62	0.00	N/A	10/11/27	--	9,562,705.27	9,547,444.65	02/11/25
23	1750426	SS	Grand Prairie	TX	Actual/360	3.840%	23,210.54	15,184.92	0.00	N/A	06/01/27	--	7,019,316.33	7,004,131.41	02/01/25
24	610941568	RT	Lake Jackson	TX	Actual/360	4.340%	25,987.07	11,304.66	0.00	N/A	10/11/27	--	6,953,580.27	6,942,275.61	02/11/25
25	410941262	RT	Texarkana	TX	Actual/360	4.289%	24,979.19	11,099.29	0.00	N/A	10/11/27	--	6,763,369.88	6,752,270.59	02/11/25
26	300801695	OF	Greenacres	FL	Actual/360	4.532%	25,462.08	10,901.99	0.00	N/A	11/01/27	--	6,524,462.41	6,513,560.42	02/01/25
27	470106360	MF	Riverdale	NY	Actual/360	3.600%	18,459.15	13,366.02	0.00	N/A	10/01/27	--	5,954,564.83	5,941,198.81	02/01/25
28	1750425	RT	Tucson	AZ	Actual/360	4.090%	22,892.64	0.00	0.00	N/A	10/01/27	--	6,500,000.00	6,500,000.00	02/01/25
29	410940618	OF	Erdenheim	PA	Actual/360	4.870%	22,003.82	9,730.47	0.00	N/A	08/11/27	--	5,246,986.86	5,237,256.39	02/11/25
30	1750485	OF	Boca Raton	FL	Actual/360	4.880%	20,329.28	8,793.87	0.00	N/A	11/01/27	--	4,837,745.02	4,828,951.15	02/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
31	470105350	MF	Kansas City	KS	Actual/360	4.380%	14,932.40	18,825.52	0.00	N/A	09/01/27	--	3,959,098.35	3,940,272.83	02/01/25
32	300801686	RT	Birmingham	AL	Actual/360	4.520%	17,895.08	8,306.16	0.00	N/A	10/01/27	--	4,597,652.03	4,589,345.87	02/01/25
33	600941871	RT	Lake Jackson	TX	Actual/360	4.420%	16,032.00	12,360.02	0.00	N/A	10/11/27	--	4,212,172.13	4,199,812.11	02/11/25
34	300801682	RT	Lake Havasu City	AZ	Actual/360	4.330%	16,479.86	8,848.50	0.00	N/A	10/01/27	--	4,419,839.61	4,410,991.11	02/01/25
35	410941201	OF	Tucson	AZ	Actual/360	4.290%	17,631.15	7,330.21	0.00	N/A	10/11/27	--	4,772,700.72	4,765,370.51	02/11/25
36	410941592	RT	Gardena	CA	Actual/360	4.660%	17,349.00	6,733.42	0.00	N/A	07/11/27	--	4,323,440.15	4,316,706.73	02/11/25
37	309091037	MF	Tyler	TX	Actual/360	5.035%	17,495.69	5,747.08	0.00	N/A	10/01/27	--	4,035,268.69	4,029,521.61	02/01/25
38	300801690	MF	East Fishkill	NY	Actual/360	4.026%	13,519.98	0.00	0.00	N/A	10/01/27	--	3,900,000.00	3,900,000.00	02/01/25
39	600936845	98	Toledo	OH	Actual/360	4.170%	10,868.86	6,672.78	0.00	N/A	10/11/26	--	3,026,834.20	3,020,161.42	02/11/25
40	470105270	MF	Topeka	KS	Actual/360	4.410%	9,588.21	11,976.77	0.00	N/A	09/01/27	--	2,524,875.08	2,512,898.31	02/01/25
41	600941597	RT	Aurora	CO	Actual/360	4.810%	12,789.65	4,281.62	0.00	N/A	10/11/27	--	3,087,837.87	3,083,556.25	02/11/25
42	309091042	RT	Tucker	GA	Actual/360	4.420%	12,217.62	0.00	0.00	N/A	11/01/27	--	3,210,000.00	3,210,000.00	02/01/25
43	470106620	MF	New York	NY	Actual/360	3.710%	9,584.17	0.00	0.00	N/A	11/01/27	--	3,000,000.00	3,000,000.00	02/01/25
44	470105710	MF	New York	NY	Actual/360	3.710%	8,176.47	5,648.99	0.00	N/A	10/01/27	--	2,559,368.48	2,553,719.49	02/01/25
46	309091046	RT	Avondale	AZ	Actual/360	5.070%	10,740.27	4,410.75	0.00	N/A	08/01/27	--	2,460,072.61	2,455,661.86	02/01/25
47	470106600	MF	New York	NY	Actual/360	3.710%	7,986.81	0.00	0.00	N/A	11/01/27	--	2,500,000.00	2,500,000.00	02/01/25
48	470106170	MF	Mamaroneck	NY	Actual/360	3.660%	6,310.81	6,420.33	0.00	N/A	10/01/27	--	2,002,371.11	1,995,950.78	02/01/25
49	410941967	RT	Commerce Township MI		Actual/360	4.650%	7,851.95	3,749.88	0.00	N/A	09/11/27	--	1,960,944.34	1,957,194.46	02/11/25
50	470106290	MF	Flushing	NY	Actual/360	3.690%	4,072.91	2,822.85	0.00	N/A	11/01/27	--	1,281,796.86	1,278,974.01	02/01/25
5A	310942257				Actual/360	3.563%	122,708.33	0.00	0.00	N/A	08/09/27	--	40,000,000.00	40,000,000.00	02/09/25
8A	453011634				Actual/360	3.752%	30,992.98	0.00	0.00	N/A	08/09/27	--	9,593,876.23	9,593,876.23	02/09/25
Totals							3,447,074.40	622,453.29	(135.68)				974,283,812.70	973,661,359.41
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	1,988,993.37	1,070,149.00	01/01/24	09/30/24	--	0.00	0.00	355,742.23	1,058,255.55	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	24,541,479.50	19,281,135.87	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	58,277,079.42	43,158,968.69	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	9,882,070.99	6,927,944.55	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,499,152.65	5,746,968.61	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	67,183,800.03	42,253,231.63	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,955,435.00	2,136,103.50	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	15,663,268.46	12,516,457.50	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,159,282.50	1,746,992.09	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,883,741.13	1,460,653.36	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	11,390,616.00	9,492,181.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,501,104.53	2,009,968.15	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,480,820.60	1,587,838.67	10/01/23	09/30/24	--	0.00	30,956.54	0.00	0.00	0.00	0.00
17	1,944,576.67	1,516,089.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,743,008.50	1,232,119.92	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,008,856.73	828,118.61	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,516,389.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	250,312.06	181,793.04	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	834,135.00	460,530.76	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	770,105.53	203,134.89	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	793,468.73	614,367.69	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	489,658.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	616,499.32	479,084.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	505,618.00	385,748.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	423,059.71	322,462.84	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	441,070.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	745,385.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	92,752.20	335,581.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	530,608.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	724,820.30	612,666.83	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	448,084.28	236,520.16	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	589,822.22	460,566.03	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	233,087.00	179,869.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	414,832.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	299,764.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	395,684.00	404,587.67	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	196,885.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	214,290.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	327,022.00	254,260.60	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	165,177.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	522,526.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	187,187.00	148,204.18	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
50	(38,544.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	224,792,984.18	158,244,296.84				0.00	30,956.54	355,742.23	1,058,255.55	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/18/25	0	0.00	1	100,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.108362%	4.065739%	32
01/17/25	2	101,281,796.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.108553%	4.065941%	33
12/17/24	1	100,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.108742%	4.066141%	34
11/18/24	1	100,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.108944%	4.066355%	35
10/18/24	1	1,290,343.02	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.109133%	4.066554%	36
09/17/24	1	1,293,262.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.109334%	4.092359%	37
08/16/24	1	1,296,039.59	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.109520%	4.092539%	38
07/17/24	0	0.00	1	1,298,808.39	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.109705%	4.092719%	39
06/17/24	1	1,301,701.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.109903%	4.092911%	40
05/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.110086%	4.093088%	41
04/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.110281%	4.093278%	42
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.110462%	4.093453%	43
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	300801700	11/01/24	2	2	355,742.23	1,058,255.55	40,838.58	100,000,000.00	09/13/24	13
Totals					355,742.23	1,058,255.55	40,838.58	100,000,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		3,020,161	3,020,161	0		0
25 - 36 Months		889,141,198	789,141,198	100,000,000		0
37 - 48 Months		0	0	0		0
49 - 60 Months		81,500,000	81,500,000	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-25	973,661,359	873,661,359	0	100,000,000	0	0
Jan-25	974,283,813	873,002,016	101,281,797	0	0	0
Dec-24	974,902,272	874,902,272	100,000,000	0	0	0
Nov-24	975,562,309	875,562,309	100,000,000	0	0	0
Oct-24	976,177,710	974,887,367	1,290,343	0	0	0
Sep-24	976,833,080	975,539,818	1,293,262	0	0	0
Aug-24	977,443,676	976,147,636	1,296,040	0	0	0
Jul-24	978,051,963	976,753,155	0	1,298,808	0	0
Jun-24	978,700,474	977,398,773	1,301,701	0	0	0
May-24	979,304,010	979,304,010	0	0	0	0
Apr-24	979,947,939	979,947,939	0	0	0	0
Mar-24	980,546,758	980,546,758	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	300801700	100,000,000.00	100,000,000.00	281,000,000.00	08/09/17	1,070,149.00	0.25810	09/30/24	11/01/27	I/O
Totals		100,000,000.00	100,000,000.00	281,000,000.00		1,070,149.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	300801700	OF	MA	09/13/24	13

Loan transferred to the Special Servicer on 9/13/2024 for Imminent Default due to cash flow issues. Collateral consists of Park Square, a 503,312 SF office building located in the Back Bay neighborhood of Boston, MA, originally constructed in

1923 and su bsequently renovated between 2014-2016. WeWork, which represented 27% of the GLA (137K SF), terminated its lease. Lender was also notified that Borrower will cease to fund any shortfalls out of additional capital contributions by its equity owners. Lender is currently trapping all cash flow from the Property. A Notice of Default and Reservation of Rights has been sent. As of the 6/30/2024 YTD financials, the NOI/DSCR/Occ. at the property is $541K/ 0.12x/ 42%. The

Special Servicer will gather additional i nformation and simultaneously discuss workout strategies deemed appropriate to achieve the highest net present value recovery.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	300801694	69,874,760.14	4.85200%	69,874,760.14 4.85200%		10	09/04/20	08/01/20	10/13/20
7	300801694	0.00	4.85200%	0.00	4.85200%	8	04/01/21	11/23/21	01/11/22
Totals		69,874,760.14		69,874,760.14
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	21,527.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	102.78	0.00	0.00	0.00
16	(135.68)	0.00	0.00	0.00	884.77	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	(135.68)	0.00	21,527.78	0.00	884.77	0.00	0.00	0.00	102.78	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		22,379.65

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Supplemental Notes
None

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